Schedule of Operating Lease Right-of-Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 775	$ 870	$ 1,005
Operating lease liability, current	82	74	87
Operating lease liability	783	878	979
Total operating lease liability	$ 865	$ 952	$ 1,066